Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 17,234,992	$ 20,277,562
Purchases of intangibles	50,096	38,559
Amortization expense	(2,495,212)	(2,844,296)
Impairment of intellectual property		(236,833)
Balance	14,789,876	17,234,992
Indefinite-Lived Trade Names [Member]
Balance	1,000,000	1,000,000
Purchases of intangibles
Amortization expense
Impairment of intellectual property
Balance	1,000,000	1,000,000
Trademarks [Member]
Balance	24,914,316	24,882,577
Purchases of intangibles	45,761	31,739
Amortization expense
Impairment of intellectual property
Balance	$ 24,960,077	24,914,316
Weighted average remaining amortization period	5 years 6 months
Customer Relationships [Member]
Balance	$ 3,457,724	3,457,724
Purchases of intangibles
Amortization expense
Impairment of intellectual property
Balance	3,457,724	3,457,724
Intellectual Property [Member]
Balance	32,079	262,092
Purchases of intangibles	4,335	6,820
Amortization expense
Impairment of intellectual property		(236,833)
Balance	$ 36,414	32,079
Weighted average remaining amortization period	8 years 3 months 19 days
Accumulated Amortization [Member]
Balance	$ (12,169,127)	(9,324,831)
Purchases of intangibles
Amortization expense	(2,495,212)	(2,844,296)
Impairment of intellectual property
Balance	$ (14,664,339)	$ (12,169,127)